Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ equity [Abstract]
Shareholders' equity

5. Shareholders’ equity:

(a)	Common shares:

The following table summarizes the number and amount of common shares authorized and issued and outstanding as of December 31, 2025:

	December 31, 2025
	Authorized	Issued and Outstanding	Amount
Common shares	Unlimited	1	-
Total	Unlimited	1	-

The common shares have one vote per share. Dividends may be declared and paid on common shares, subject in all cases to authorization by the Board of Directors.

The following table summarizes the changes in issued and outstanding common shares for the period ended December 31, 2025:

	Common Shares
	Number	Amount
Balance as of October 2, 2025	1	$-
Balance as of December 31, 2025	1	$-